Risk Management - Schedule of Credit Risk on its Bank Balances and Trade and Other Receivables (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Credit Risk on its Bank Balances and Trade and Other Receivables [Abstract]
Cash at bank (note 11)	$ 10,018	د.إ 36,785	د.إ 57,356
Trade receivables (note 9)	24,092	88,463	41,213
Other receivables (excluding prepaid expenses and advances) (note 10)	165,953	609,379	394,687
Credit risk on bank balances and trade and other receivables	$ 200,063	د.إ 734,627	د.إ 493,256